Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022
Current Assets:
Cash and cash equivalents		$ 29,082	$ 21,285
Restricted cash		2,593	2,083
Notes receivable		4,505	4,885
Accounts receivable, net		75,774	89,110
Prepayments and other current assets, net		18,725	18,292
Total Current Assets		130,720	135,697
Property and equipment, net		38,702	40,265
Intangible assets, net		12,237	6,711
Operating lease right-of-use assets, net		21,130	27,880
Long-term investments		1,888	2,040
Deposit for investment		13,839	14,358
Deferred tax assets		2,769	3,587
Deferred issuance costs		76	81
Other non-current assets		8,441	14,640
Total Assets		229,802	245,259
Current Liabilities
Notes payable		9,411	2,046
Accounts payable		42,191	57,048
Short-term bank loans		34,861	47,655
Salary and welfare payables		2,303	3,241
Accrued expenses and other current liabilities		7,592	6,551
Operating lease liabilities, current		7,382	9,634
Tax payables		3,202	2,207
Total Current Liabilities		108,515	130,796
Operating lease liabilities, non-current		13,401	17,507
Other non-current liabilities		1,775	1,870
Total Liabilities		123,691	150,173
Commitments and Contingencies
Shareholders’ Equity
Additional paid-in capital		83,762	75,575
Statutory reserves		3,974	3,974
Retained earnings		23,719	17,275
Accumulated other comprehensive loss		(9,500)	(5,609)
Total Shengfeng Development Limited’s Shareholders’ Equity		101,963	91,223
Non-controlling Interests		4,148	3,863
Total Shareholders’ Equity		106,111	95,086
Total Liabilities and Shareholders’ Equity		229,802	245,259
Class A Ordinary Share
Shareholders’ Equity
Ordinary share value	[1]	4	4
Class B Ordinary Share
Shareholders’ Equity
Ordinary share value	[1]	4	4
Related Party
Current Assets:
Due from related parties		41	42
Current Liabilities
Due to related parties		$ 1,573	$ 2,414

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization described herein.